ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY

AIRNET TECHNOLOGY INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2018	2019

Assets
Current assets
Cash and cash equivalents	$5	$2
Amount due from subsidiaries	51,226	22,776
Other current assets	1,895	108

Total current assets	53,126	22,886

TOTAL ASSETS	$53,126	$22,886

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$1,727	$2,422

Total liabilities	1,727	2,422

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2018 and 2019; 127,697,055 shares issued as of December 31, 2018 and 2019; 125,664,777 shares outstanding as of December 31, 2018 and 2019)	128	128
Additional paid-in capital	284,726	284,887
Treasury stock (2,032,278 shares as of December 31, 2018 and 2019)	(2,351)	(2,351)
Accumulated deficits	(262,415)	(293,892)
Accumulated other comprehensive income	31,311	31,692

Total equity	51,399	20,464

TOTAL LIABILITIES AND EQUITY	$53,126	$22,886

AIRNET TECHNOLOGY INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2017	2018	2019
Operating expenses
Selling and marketing	$—	$—	$—
General and administrative	(468)	(1,786)	(1,010)

Total operating expenses	(468)	(1,786)	(1,010)
Other income (loss), net	(5)	468	15
Investment loss in subsidiaries	(156,003)	(88,779)	(30,482)

Net loss attributable to holders of ordinary shares	$(156,476)	$(90,097)	$(31,477)

AIRNET TECHNOLOGY INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2017	2018	2019

Net loss	$(156,476)	$(90,097)	$(31,477)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	35,743	(4,140)	381

Comprehensive loss attributable to Parent Company	$(120,733)	$(94,237)	$(31,096)

AIRNET TECHNOLOGY INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In U.S. dollars in thousands, except share and per share data)

					(Accumulated	Accumulated
	Ordinary shares		Additional		deficits)	other
			paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income (loss)	equity

Balance as of January 1, 2017	125,629,779	$128	$287,094	$(2,351)	$(15,842)	$(292)	$268,737

Share-based compensation	—	—	343	—	—	—	343
Foreign currency translation adjustment	—	—	—	—	—	35,743	35,743
Net loss	—	—	—	—	(156,476)	—	(156,476)
Acquisition of equity interests from non-controlling shareholders	—	—	(1,414)	—	—	—	(1,414)
Capital contribution from non-controlling interests	—	—	716	—	—	—	716
Balance as of December 31, 2017	125,629,779	$128	$286,739	$(2,351)	$(172,318)	$35,451	$147,649

Share issued to Ascent Investor Relations LLC	34,998	0.03	18				18
Share-based compensation			45				45
Foreign currency translation adjustment	—	—	—	—	—	(4,140)	(4,140)
Net loss	—	—	—	—	(90,097)	—	(90,097)
Capital withdraw from non-controlling			(1,131)				(1,131)
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest			(945)				(945)
Balance as of December 31, 2018	125,664,777	$128	$284,726	$(2,351)	$(262,415)	$31,311	$51,399

Share-based compensation	—	—	161	—	—	—	161
Foreign currency translation adjustment	—	—	—	—	—	381	381
Net loss	—	—	—	—	(31,477)	—	(31,477)
Balance as of December 31, 2019	125,664,777	$128	284,887	(2,351)	(293,892)	31,692	20,464

AIRNET TECHNOLOGY INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands)

	For the years ended December 31,
	2017	2018	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(156,476)	$(90,097)	$(31,477)
Investment loss in subsidiaries	156,003	88,779	30,482
Share-based compensation	343	45	161
Bad debt provisions	—	—	286
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	1,907	24	1,501
Accrued expenses and other current liabilities	3	1,518	695
Amount due from subsidiaries	(1,830)	(353)	(1,651)

Net cash used in operating activities	(50)	(84)	(3)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	—	—	—

Net cash provided by financing activities	—	—	—

Net decrease in cash, cash equivalents and restricted cash	(50)	(84)	(3)
Cash, cash equivalents and restricted cash, at beginning of year	139	89	5

Cash, cash equivalents and restricted cash, at end of year	$89	$5	$2

AIRNET TECHNOLOGY INC.

NOTES TO ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

(In U.S. dollars in thousands)

Notes:

1.           BASIS FOR PREPARATION

The condensed financial information of the parent company, AirNet Technology Inc., only has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

2.           INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries, VIEs and VIEs’ subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying condensed financial information of parent company.

3.           INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.